Subsequent events (Detail Textuals) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended
	Mar. 28, 2019	Jan. 22, 2019	Apr. 10, 2019	Jan. 31, 2019
High credit quality US treasury bills investment
Disclosure of non-adjusting events after reporting period [line items]
Short-term investments				$ 23,900
Concession agreement with Uruguayan Government
Disclosure of non-adjusting events after reporting period [line items]
Concession agreement term	14-year period from 2019 to 2033
Loan taken from Banco Macro bank
Disclosure of non-adjusting events after reporting period [line items]
Loan amount		$ 3,500
Aeropuertos Andinos del Peru S.A. loan | Aeropuertos Andinos del Peru S.A. | Volcomcapital Deuda Peru II Fondo de Inversion
Disclosure of non-adjusting events after reporting period [line items]
Loan amount			$ 10,500
Irrevocable first demand guarantee letter			$ 5,250